COVER PAGE	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	HERMITAGE OFFSHORE SERVICES LTD.
Entity Central Index Key	0001597659
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	25,661,915
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP